REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE	REVENUE
ACCOUNTING POLICY
Contracts with customers
We record revenue from contracts with customers in accordance with the five steps in IFRS 15, Revenue from contracts with customers, as follows:
1.identify the contract with a customer;
2.identify the performance obligations in the contract;
3.determine the transaction price, which is the total consideration provided by the customer;
4.allocate the transaction price among the performance obligations in the contract based on their relative fair values; and
5.recognize revenue when the relevant criteria are met for each performance obligation.

Many of our products and services are sold in bundled arrangements (e.g. wireless devices and voice and data services). Items in these arrangements are accounted for as separate performance obligations if the item meets the definition of a distinct good or service. We also determine whether a customer can modify their contract within predefined terms such that we are not able to enforce the transaction price agreed to, but can only contractually enforce a lower amount. In situations such as these, we allocate revenue between performance obligations using the minimum enforceable rights and obligations and any excess amount is recognized as revenue as it is earned.

Revenue for each performance obligation is recognized either over time (e.g. services) or at a point in time (e.g. equipment). For performance obligations satisfied over time, revenue is recognized as the services are provided. These services are typically provided, and thus revenue is typically recognized, on a monthly basis. Revenue for performance obligations satisfied at a point in time is recognized when control of the item (or service) transfers to the customer. Typically, this is when the customer activates the goods (e.g. in the case of a wireless device) or has physical possession of the goods (e.g. other equipment).

The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and smart home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising	When the advertising airs on our radio or television stations or is displayed on our digital properties
Subscriptions by television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Toronto Blue Jays' home game admission and concessions	When the related games are played during the baseball season and when goods are sold
Toronto Blue Jays revenue from the Major League Baseball Revenue Sharing Agreement, which redistributes funds between member clubs based on each club's relative revenue, as well as other league distributions	In the applicable period, when the amount is determinable
Today's Shopping Choice and Toronto Blue Jays merchandise	When the goods are transferred to the end customer
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period

We also recognize interest revenue on credit card receivables using the effective interest method in accordance with IFRS 9, Financial Instruments.

Payment for Wireless and Cable monthly service fees is typically due 30 days after billing. Payment for Wireless and Cable equipment is typically due either upon receipt of the equipment or over the subsequent 24 months (when equipment is financed through our equipment financing plans). Payment terms for typical Media performance obligations range from immediate (e.g. Toronto Blue Jays tickets) to 30 days (e.g. advertising contracts).

Contract assets and liabilities
We record a contract asset when we have provided goods and services to our customer but our right to related consideration for the performance obligation is conditional on satisfying other performance obligations. Contract assets primarily relate to our rights to consideration for the transfer of wireless devices. Our long-term contract assets are recognized in "other long-term assets" on our Consolidated Statements of Financial Position.
We record a contract liability when we receive payment from a customer in advance of providing goods and services. This includes subscriber deposits, deposits related to Toronto Blue Jays ticket sales, and amounts subscribers pay for services and subscriptions that will be provided in future periods. Our long-term contract liabilities are recognized in "other long-term liabilities" on our Consolidated Statements of Financial Position.

A portion of our contract liabilities relates to discounts provided to customers on our device financing contracts. Due to the allocation of the transaction price to the performance obligations, the financing receivable we recognize is greater than the related equipment revenue. As a result, we recognize a contract liability simultaneously with the financing receivable and equipment revenue and subsequently reduce the contract liability on a monthly basis.

We account for contract assets and liabilities on a contract-by-contract basis, with each contract presented as either a net contract asset or a net contract liability accordingly.

Deferred commission cost assets
We defer, to the extent recoverable, the incremental costs we incur to obtain or fulfill a contract with a customer and amortize them over their expected period of benefit. These costs include certain commissions paid to internal and external representatives that we believe to be recoverable through the revenue earned from the related contracts. We therefore defer them as deferred commission cost assets in "other assets" and amortize them to "operating costs" over the pattern of the transfer of goods and services to the customer, which is typically evenly over 24 consecutive months.

ESTIMATES
We use estimates in the following key areas:
•determining the transaction price of our contracts requires estimating the amount of revenue we expect to be entitled to for delivering the performance obligations within a contract; and
•determining the stand-alone selling price of performance obligations and the allocation of the transaction price between performance obligations.

Determining the transaction price
The transaction price is the amount of consideration that is enforceable and to which we expect to be entitled in exchange for the goods and services we have promised to our customer. We determine the transaction price by considering the terms of the contract and business practices that are customary within that particular line of business. Discounts, rebates, refunds, credits, price concessions, incentives, penalties, and other similar items are reflected in the transaction price at contract inception.

Determining the stand-alone selling price and the allocation of the transaction price
The transaction price is allocated to performance obligations based on the relative stand-alone selling prices of the distinct goods or services in the contract. The best evidence of a stand-alone selling price is the observable price of a good or service when the entity sells that good or service separately in similar circumstances and to similar customers. If a stand-alone selling price is not directly observable, we estimate the stand-alone selling price taking into account reasonably available information relating to the market conditions, entity-specific factors, and the class of customer.

In determining the stand-alone selling price, we allocate revenue between performance obligations based on expected minimum enforceable amounts to which we are entitled. Any amounts above the minimum enforceable amounts are recognized as revenue as they are earned.

JUDGMENTS
We make significant judgments in determining whether a promise to deliver goods or services is considered distinct and in determining whether our residual value arrangements constitute revenue-generating arrangements or leases.

Distinct goods and services
We make judgments in determining whether a promise to deliver goods or services is considered distinct. We account for individual products and services separately if they are distinct (i.e. if a product or service is separately identifiable from other items in the bundled package and if the customer can benefit from it). The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. For distinct items we do not sell separately, we estimate stand-alone selling prices using the adjusted market assessment approach.

Residual value arrangements
Under certain customer offers, we allow customers to defer a component of the device cost until contract termination. We use judgment in determining whether these arrangements constitute revenue-generating arrangements or leases. In making this determination, we use judgment to assess the extent of control over the devices that passes to our customer, including whether the customer has a significant economic incentive at contract inception to return the device at contract termination and to estimate the extent of device returns.
CONTRACT ASSETS
Below is a summary of our contract assets from contracts with customers, net of an allowance for doubtful accounts, and the significant changes in those balances during the years ended December 31, 2022 and 2021.

	Years ended December 31
(In millions of dollars)	2022	2021

Balance, beginning of year	204	621
Additions from new contracts with customers, net of terminations and renewals	121	121
Amortization of contract assets to accounts receivable	(128)	(538)

Balance, end of year	197	204

Current	111	115
Long-term	86	89

Balance, end of year	197	204

CONTRACT LIABILITIES
Below is a summary of our contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2022 and 2021.

	Years ended December 31
(In millions of dollars)	2022	2021

Balance, beginning of year	446	405
Revenue deferred in previous year and recognized as revenue in current year	(397)	(393)
Net additions from contracts with customers	412	434

Balance, end of year	461	446

Current	400	394
Long-term	61	52

Balance, end of year	461	446

DEFERRED COMMISSION COST ASSETS
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2022 and 2021. The deferred commission cost assets are presented within "other current assets" (when they will be amortized into net income within one year of the date of the financial statements) or other long-term assets.

	Years ended December 31
(In millions of dollars)	2022	2021

Balance, beginning of year	312	262
Additions to deferred commission cost assets	363	315
Amortization recognized on deferred commission cost assets	(301)	(265)

Balance, end of year	374	312

Current	265	219
Long-term	109	93

Balance, end of year	374	312
UNSATISFIED PORTIONS OF PERFORMANCE OBLIGATIONS
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2022. The unsatisfied portion of the transaction price of the performance obligations relates to monthly services; we expect to recognize it over the next three to five years.

(In millions of dollars)	2023	2024	2025	Thereafter	Total
Telecommunications service	2,132	875	223	176	3,406

We have elected to utilize the following practical expedients and not disclose:
•the unsatisfied portions of performance obligations related to contracts with a duration of one year or less; or
•the unsatisfied portions of performance obligations where the revenue we recognize corresponds with the amount invoiced to the customer.

DISAGGREGATION OF REVENUE

	Years ended December 31
(In millions of dollars)	2022	2021

Wireless
Service revenue	7,131	6,666
Equipment revenue	2,066	2,102

Total Wireless	9,197	8,768

Cable
Service revenue	4,046	4,052
Equipment revenue	25	20

Total Cable	4,071	4,072

Total Media	2,277	1,975

Corporate items and intercompany eliminations	(149)	(160)

Total revenue	15,396	14,655

Total service revenue	13,305	12,533
Total equipment revenue	2,091	2,122

Total revenue	15,396	14,655